Defined Benefit Obligation and Other Long-Term Liabilities - Components of Defined Benefit Obligations and Other Long-term Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Defined benefit obligation	$ 155	$ 150
Retail power contract liability	83	126
Other	13	18
Total	$ 251	$ 294